Income Tax Expense - Reconciliation of Income Tax Expense and Accounting Profit Before Income Tax (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Reconciliation of income tax expense and accounting profit before income tax [abstract]
Tax calculated based on profit before tax and statutory tax rate	$ 1,207,605		$ 595,258	$ 606,917
Effects from adjustments based on regulation	(152,618)		26,974	(162,924)
Temporary difference not recognized as deferred tax assets			(4)	(608)
Prior year income tax overestimation	(184,284)		(133,923)	(5,016)
Income tax on unappropriated retained earnings	227,467		105,665	74,540
Effect of different tax rates in countries in which the Group operates	148		411	770
Income tax expense	$ 1,098,318	$ 39,593	$ 594,381	$ 513,679